S000009422 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Regional Banks Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.82%	3.39%	6.90%
iShares U.S. Regional Banks ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.34%	3.00%	6.46%
Performance Inception Date					May 01, 2006
iShares U.S. Regional Banks ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.37%	2.21%	5.80%
iShares U.S. Regional Banks ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.95%	2.18%	5.08%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.